Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
Related Party Transactions

11. Related-Party Transactions

The Company did not have any significant related party transactions in the three and six months ended June 30, 2021 and 2020 other than stock option grants made to certain executives and the secondary sale as part of the follow-on offering.

14. Related-Party Transactions

Aside from preferred financing equity transactions discussed and Executive grants discussed in Note 10, the Company did not have any other significant related party transactions in the years ended December 31, 2020, 2019, and 2018.